CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands	Total	Series A Convertible Preferred Stocks	Series B Convertible Preferred Stocks	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Treasury Stock	Noncontrolling Interest
Balance at Dec. 31, 2008	$ (11,084)	$ 2	$ 0	$ 50	$ 58,810	$ (68,284)	$ 0	$ (1,662)
Cumulative effect of change in accounting principle	(3,195)				(3,195)
Stock options issued to officers, directors and employees	663				663
Modification of warrants	1,793				1,793
Warrants issued for services	46				46
Common Stock issued for interest payments (313,005 shares)	109				109
Common Stock issued for services	188				188
Common Stock issued for cash (1,428,571 shares at $0.35 per share)	500			2	498
Issued 435,442 shares of Common Stock and warrants to acquire CASTion's noncontrolling interest	269			1	268
Purchase of CASTion shares from noncontrolling interest	(620)				(2,282)			1,662
Warrants and beneficial conversion feature issued with convertible notes and Series B Convertible Preferred Stock	4,211				4,211
Convertible Notes and accrued interest converted to Common Stock	577			1	576
Convertible Notes and accrued interest converted to Series B Convertible Preferred Stock (2,454,621 shares at $2.40 per share), net of value of acquired beneficial conversion features	3,656		24		3,632
Series B Convertible Preferred Convertible Stock issued for cash (583,333 shares at $2.40 per share)	1,400		6		1,394
Net Loss	(12,984)					(12,984)
Balance at Dec. 31, 2009	(14,471)	2	30	54	66,711	(81,268)	0	0
Stock options issued to officers, directors and employees	2,066				2,066
Common Stock issued for services	54				54
Convertible Notes and accrued interest converted to Common Stock	433			1	432
Short term borrowings and accrued interest converted to Series B Convertible Preferred Stock (791,668 shares at $2.40 per share)	1,900		8		1,892
Series B Convertible Preferred Stock and warrants issued for cash, net of issuance costs of $375 (2,083,334 shares at $2.40 per share)	4,625		21		4,604
Series B Convertible Preferred Stock and warrants issued for settlement with Convertible note holders (55,554 shares at $2.40 per share)	534		1		533
Beneficial conversion features recognized upon issuance of short term borrowings	3,053				3,053
Receipt of treasury stock (50,000 shares at $0.35 per share)	(18)						(18)
Net Loss	(9,850)					(9,850)
Balance at Dec. 31, 2010	$ (11,674)	$ 2	$ 60	$ 55	$ 79,345	$ (91,118)	$ (18)	$ 0